Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Other Intangible Assets
Other Intangible Assets

(7)   Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2022 and 2021 are included in Appendix III, which forms an integral part of these notes to the consolidated financial statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2022 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2021	Additions	differences	31/12/2022
Cost of currently marketed products - Gamunex	1,059,509	—	65,561	1,125,070
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(373,772)	(37,833)	(22,798)	(434,403)
Accumulated amortisation of currently marketed products - Progenika	(21,012)	(2,379)	—	(23,391)
Carrying amount of currently marketed products	688,517	(40,212)	(22,798)	691,068

The cost and accumulated amortization of currently marketed products acquired from Talecris, Progenika and Gigagen at 31 December 2021 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2020	Additions	differences	31/12/2021
Cost of currently marketed products - Gamunex	980,873	—	78,636	1,059,509
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(313,335)	(33,610)	(26,827)	(373,772)
Accumulated amortisation of currently marketed products - Progenika	(18,633)	(2,379)	—	(21,012)
Carrying amount of currently marketed products	672,697	(35,989)	51,809	688,517

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straight-line basis.

At 31 December 2022 the residual useful life of currently marketed products is 18 years and 5 months (19 years and 5 months at 31 December 2021).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis.

At 31 December 2022 the residual useful life of currently marketed products acquired from Progenika is 2 months (1 year and 2 months at 31 December 2021).

(a)	Self — constructed intangible assets

At 31 December 2022 the Group has recognized Euros 37,214 thousand as self-constructed intangible assets (Euros 34,034 thousand at 31 December 2021).

(b)	Purchase commitments

At 31 December 2022 the Group has intangible asset purchase commitments amounting to Euros 69 thousand (Euros 431 thousand at 31 December 2021).

(c)	Intangible assets with indefinite useful lives and other intangibles in progress

At 31 December 2022 the Group recognizes plasma center licenses with indefinite useful lives under intangible assets for a carrying amount of Euros 31,054 thousand (Euros 29,394 thousand at 31 December 2021).

The Group has also an amount of Euros 486,364 thousand as development costs in progress (Euros 432,534 thousand at 31 December 2021).

(d)	Results on disposal of intangible assets

The total losses on disposals and sale of intangible assets amounts to Euros 1,082 thousand in 2022 (losses of Euros 30 thousand in 2021).

(e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the cash-generating unit (CGU) of the Biopharma segment. These assets have been tested for impairment together with goodwill (see note 6).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value.